Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-20.16%
Activision Blizzard, Inc.	55,980	$5,444,055
Alphabet, Inc., Class A(b)	14,258	33,603,967
Alphabet, Inc., Class C(b)	15,546	37,490,112
Baidu, Inc., ADR (China)(b)	19,599	3,846,696
Charter Communications, Inc., Class A(b)	14,029	9,743,561
Comcast Corp., Class A	329,951	18,919,390
Electronic Arts, Inc.	20,806	2,973,802
Facebook, Inc., Class A(b)	114,174	37,532,419
Fox Corp., Class A	24,182	903,198
Fox Corp., Class B	18,455	669,547
Match Group, Inc.(b)(c)	19,458	2,789,888
NetEase, Inc., ADR (China)	21,636	2,551,534
Netflix, Inc.(b)	31,945	16,062,265
Sirius XM Holdings, Inc.(c)	298,818	1,867,613
T-Mobile US, Inc.(b)	89,782	12,699,664
		187,097,711
Consumer Discretionary-17.41%
Amazon.com, Inc.(b)	23,853	76,879,889
Booking Holdings, Inc.(b)	2,910	6,872,110
Dollar Tree, Inc.(b)	16,969	1,654,477
eBay, Inc.	49,179	2,994,017
JD.com, Inc., ADR (China)(b)	60,023	4,438,101
lululemon athletica, inc.(b)	8,989	2,904,616
Marriott International, Inc., Class A(b)	23,472	3,370,110
MercadoLibre, Inc. (Argentina)(b)	3,560	4,836,865
O’Reilly Automotive, Inc.(b)	5,007	2,679,346
Peloton Interactive, Inc., Class A(b)	19,018	2,097,876
Pinduoduo, Inc., ADR (China)(b)	24,961	3,117,130
Ross Stores, Inc.	25,733	3,252,394
Starbucks Corp.	85,051	9,685,608
Tesla, Inc.(b)	56,323	35,214,266
Trip.com Group Ltd., ADR (China)(b)	38,011	1,590,760
		161,587,565
Consumer Staples-5.14%
Costco Wholesale Corp.	31,948	12,084,970
Keurig Dr Pepper, Inc.(c)	101,587	3,754,655
Kraft Heinz Co. (The)	88,250	3,846,817
Mondelez International, Inc., Class A	101,998	6,479,933
Monster Beverage Corp.(b)	38,074	3,589,236
PepsiCo, Inc.	99,583	14,732,309
Walgreens Boots Alliance, Inc.	62,360	3,283,878
		47,771,798
Health Care-6.53%
Alexion Pharmaceuticals, Inc.(b)	15,815	2,792,138
Align Technology, Inc.(b)	5,657	3,338,479
Amgen, Inc.	41,748	9,933,519
Biogen, Inc.(b)	10,967	2,933,453
Cerner Corp.	22,155	1,733,629
DexCom, Inc.(b)	6,911	2,552,854
Gilead Sciences, Inc.	90,717	5,997,301
IDEXX Laboratories, Inc.(b)	6,153	3,434,051
Illumina, Inc.(b)	10,589	4,295,322
Incyte Corp.(b)	15,815	1,324,981
Intuitive Surgical, Inc.(b)	8,555	7,204,850
Moderna, Inc.(b)	28,908	5,348,269
Regeneron Pharmaceuticals, Inc.(b)	7,572	3,804,400
Seagen, Inc.(b)	13,038	2,025,453
Vertex Pharmaceuticals, Inc.(b)	18,803	3,922,870
		60,641,569
	Shares	Value
Industrials-1.82%
Cintas Corp.	7,557	$2,671,702
Copart, Inc.(b)	17,035	2,197,685
CSX Corp.	55,008	5,507,401
Fastenal Co.	41,432	2,197,553
PACCAR, Inc.	25,047	2,293,303
Verisk Analytics, Inc.	11,707	2,023,321
		16,890,965
Information Technology-47.83%
Adobe, Inc.(b)	34,553	17,434,753
Advanced Micro Devices, Inc.(b)	87,427	7,001,154
Analog Devices, Inc.	26,589	4,376,549
ANSYS, Inc.(b)	6,231	2,105,704
Apple, Inc.	796,400	99,239,404
Applied Materials, Inc.	66,267	9,153,461
ASML Holding N.V., New York Shares (Netherlands)	5,575	3,765,745
Atlassian Corp. PLC, Class A(b)	9,580	2,234,822
Autodesk, Inc.(b)	15,818	4,521,734
Automatic Data Processing, Inc.	30,941	6,065,055
Broadcom, Inc.	29,531	13,948,377
Cadence Design Systems, Inc.(b)	20,172	2,561,642
CDW Corp.	10,174	1,682,983
Check Point Software Technologies Ltd. (Israel)(b)	10,128	1,184,773
Cisco Systems, Inc.	304,759	16,121,751
Cognizant Technology Solutions Corp., Class A	38,360	2,745,042
DocuSign, Inc.(b)	13,482	2,718,241
Fiserv, Inc.(b)	48,281	5,561,971
Intel Corp.	293,287	16,752,554
Intuit, Inc.	19,744	8,669,393
KLA Corp.	11,069	3,507,655
Lam Research Corp.	10,287	6,685,007
Marvell Technology, Inc.	48,545	2,344,724
Maxim Integrated Products, Inc.	19,404	1,979,402
Microchip Technology, Inc.	19,475	3,056,601
Micron Technology, Inc.(b)	80,723	6,792,033
Microsoft Corp.	357,873	89,353,731
NVIDIA Corp.	44,745	29,074,406
NXP Semiconductors N.V. (China)	20,057	4,240,451
Okta, Inc.(b)	8,760	1,948,574
Paychex, Inc.	25,977	2,627,314
PayPal Holdings, Inc.(b)	84,565	21,988,591
QUALCOMM, Inc.	81,994	11,031,473
Skyworks Solutions, Inc.	11,957	2,032,690
Splunk, Inc.(b)	11,644	1,411,253
Synopsys, Inc.(b)	10,969	2,789,856
Texas Instruments, Inc.	66,418	12,607,465
VeriSign, Inc.(b)	8,157	1,793,887
Workday, Inc., Class A(b)	12,970	2,966,498
Xilinx, Inc.	17,688	2,246,376
Zoom Video Communications, Inc., Class A(b)	16,913	5,607,167
		443,930,262
Utilities-0.97%
American Electric Power Co., Inc.	35,857	3,083,702
Exelon Corp.	70,470	3,179,607
Xcel Energy, Inc.	38,772	2,748,159
		9,011,468
Total Common Stocks & Other Equity Interests (Cost $887,096,053)		926,931,338
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $809,714)	809,714	$809,714
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $887,905,767)		927,741,052
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.73%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,478,604	2,478,604
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(d)(e)(f)	4,273,071	$4,274,780
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,753,384)		6,753,384
TOTAL INVESTMENTS IN SECURITIES-100.68% (Cost $894,659,151)		934,494,436
OTHER ASSETS LESS LIABILITIES-(0.68)%		(6,302,401)
NET ASSETS-100.00%		$928,192,035

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,195,482	$(2,385,768)	$-	$-	$809,714	$46
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	43,143,945	(40,665,341)	-	-	2,478,604	97*
Invesco Private Prime Fund	-	54,252,683	(49,977,944)	-	41	4,274,780	1,600*
Total	$-	$100,592,110	$(93,029,053)	$-	$41	$7,563,098	$1,743

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-14.13%
Bilibili, Inc., ADR (China)(b)(c)	133,543	$14,313,139
Discovery, Inc., Class A(b)(c)	109,586	3,518,806
Discovery, Inc., Class C(b)	214,658	6,450,473
IAC/InterActiveCorp.(b)	55,799	8,898,266
iQIYI, Inc., ADR (China)(b)	243,645	3,474,378
Liberty Broadband Corp., Class C(b)	111,692	18,573,263
Liberty Global PLC, Class A (United Kingdom)(b)	122,282	3,339,521
Liberty Global PLC, Class C (United Kingdom)(b)	258,591	7,038,847
News Corp., Class A	263,759	7,118,855
News Corp., Class B	134,661	3,459,441
Roku, Inc.(b)	74,717	25,905,131
Take-Two Interactive Software, Inc.(b)	77,375	14,357,705
ViacomCBS, Inc., Class B	381,612	16,187,981
Vimeo, Inc.(b)	90,148	3,786,220
Yandex N.V., Class A (Russia)(b)	213,953	14,450,386
Zynga, Inc., Class A(b)	730,427	7,917,829
		158,790,241
Consumer Discretionary-14.47%
Caesars Entertainment, Inc.(b)	139,940	15,036,553
DraftKings, Inc., Class A(b)(c)	267,393	13,356,280
Etsy, Inc.(b)	84,709	13,954,114
Expedia Group, Inc.(b)	93,027	16,461,128
Garmin Ltd.	128,713	18,308,137
Hasbro, Inc.	92,636	8,890,277
LKQ Corp.(b)	203,379	10,364,194
Newell Brands, Inc.	286,321	8,214,550
Penn National Gaming, Inc.(b)	105,520	8,649,474
Pool Corp.	26,986	11,780,738
Tractor Supply Co.	78,148	14,199,492
Ulta Beauty, Inc.(b)	37,801	13,054,953
Wynn Resorts Ltd.(b)	77,952	10,279,530
		162,549,420
Consumer Staples-0.55%
Beyond Meat, Inc.(b)(c)	42,286	6,149,230
Health Care-19.07%
10X Genomics, Inc., Class A(b)	57,721	10,389,780
ABIOMED, Inc.(b)	30,496	8,678,552
Alnylam Pharmaceuticals, Inc.(b)	78,460	11,140,536
AstraZeneca PLC, ADR (United Kingdom)(c)	308,376	17,506,506
BeiGene Ltd., ADR (China)(b)	33,087	11,862,020
BioMarin Pharmaceutical, Inc.(b)	122,611	9,477,830
DENTSPLY SIRONA, Inc.	146,538	9,806,323
Guardant Health, Inc.(b)	67,303	8,353,648
Henry Schein, Inc.(b)	96,084	7,306,227
Hologic, Inc.(b)	173,086	10,914,803
Horizon Therapeutics PLC(b)	150,552	13,799,596
Insulet Corp.(b)	44,393	11,971,460
Jazz Pharmaceuticals PLC(b)	37,995	6,768,049
Masimo Corp.(b)	37,262	8,033,687
Mirati Therapeutics, Inc.(b)	34,146	5,400,190
Neurocrine Biosciences, Inc.(b)	63,311	6,091,785
Novocure Ltd.(b)(c)	68,824	14,040,096
PPD, Inc.(b)	234,974	10,837,001
Quidel Corp.(b)(c)	28,571	3,374,521
Repligen Corp.(b)	36,919	6,741,779
Royalty Pharma PLC, Class A(c)	260,311	10,443,677
	Shares	Value
Health Care-(continued)
Sanofi, ADR (France)	137,785	$7,361,853
Sarepta Therapeutics, Inc.(b)(c)	53,179	4,022,991
		214,322,910
Industrials-8.08%
C.H. Robinson Worldwide, Inc.	90,278	8,758,771
Expeditors International of Washington, Inc.	113,704	14,291,456
J.B. Hunt Transport Services, Inc.	71,096	12,195,808
Nordson Corp.	39,230	8,696,899
Old Dominion Freight Line, Inc.	78,610	20,867,024
Ryanair Holdings PLC, ADR (Ireland)(b)	65,893	7,693,008
Sunrun, Inc.(b)	136,615	6,109,423
United Airlines Holdings, Inc.(b)(c)	209,132	12,202,852
		90,815,241
Information Technology-42.27%
Akamai Technologies, Inc.(b)	109,477	12,503,368
Amdocs Ltd.	88,406	6,904,509
Citrix Systems, Inc.	82,451	9,478,567
Cognex Corp.	118,685	9,422,402
Coupa Software, Inc.(b)	48,515	11,556,273
Crowdstrike Holdings, Inc., Class A(b)	126,655	28,136,408
Datadog, Inc., Class A(b)	157,409	14,332,089
Enphase Energy, Inc.(b)	86,581	12,385,412
Entegris, Inc.	90,962	10,410,601
F5 Networks, Inc.(b)	41,591	7,712,219
First Solar, Inc.(b)	71,467	5,439,353
Five9, Inc.(b)	44,498	7,880,596
Fortinet, Inc.(b)	109,751	23,984,984
GDS Holdings Ltd., ADR (China)(b)(c)	72,773	5,473,985
IPG Photonics Corp.(b)	36,063	7,546,543
Jack Henry & Associates, Inc.	51,306	7,908,820
Logitech International S.A., Class R (Switzerland)(c)	113,394	13,958,801
MongoDB, Inc.(b)	40,473	11,815,688
Monolithic Power Systems, Inc.	30,228	10,371,831
NetApp, Inc.	149,857	11,594,436
Nice Ltd., ADR (Israel)(b)	33,741	7,502,649
NortonLifeLock, Inc.	392,404	10,853,895
Nuance Communications, Inc.(b)	191,148	10,111,729
ON Semiconductor Corp.(b)	276,172	11,057,927
Open Text Corp. (Canada)	183,945	8,641,736
Paylocity Holding Corp.(b)	36,644	6,223,251
Pegasystems, Inc.	54,554	6,445,010
PTC, Inc.(b)	78,320	10,505,845
Qorvo, Inc.(b)	76,151	13,914,311
Seagate Technology Holdings PLC (Ireland)	159,068	15,230,761
SolarEdge Technologies, Inc.(b)	34,801	8,979,006
SS&C Technologies Holdings, Inc.	173,076	12,785,124
StoneCo Ltd., Class A (Brazil)(b)	177,802	11,729,598
Teradyne, Inc.	112,015	14,825,185
Trade Desk, Inc. (The), Class A(b)	28,694	16,876,089
Trimble, Inc.(b)	168,683	13,121,851
Universal Display Corp.	31,796	6,863,485
Western Digital Corp.(b)	205,748	15,478,422
Wix.com Ltd. (Israel)(b)	37,319	9,697,715
Zebra Technologies Corp., Class A(b)	35,925	17,856,521
Zscaler, Inc.(b)(c)	90,282	17,532,764
		475,049,759
Materials-0.49%
Royal Gold, Inc.	44,239	5,475,461
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Utilities-0.85%
Alliant Energy Corp.	167,466	$9,570,682
Total Common Stocks & Other Equity Interests (Cost $1,078,654,884)		1,122,722,944
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $654,973)	654,973	654,973
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,079,309,857)		1,123,377,917
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.42%
Invesco Private Government Fund, 0.01%(d)(e)(f)	37,878,340	37,878,340
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(d)(e)(f)	56,794,792	$56,817,510
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $94,695,850)		94,695,850
TOTAL INVESTMENTS IN SECURITIES-108.39% (Cost $1,174,005,707)		1,218,073,767
OTHER ASSETS LESS LIABILITIES-(8.39)%		(94,327,845)
NET ASSETS-100.00%		$1,123,745,922

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,930,130	$(2,275,157)	$-	$-	$654,973	$41
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	136,713,771	(98,835,431)	-	-	37,878,340	791*
Invesco Private Prime Fund	-	142,620,849	(85,803,951)	-	612	56,817,510	12,030*
Total	$-	$282,264,750	$(186,914,539)	$-	$612	$95,350,823	$12,862

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$926,931,338	$-	$-	$926,931,338
Money Market Funds	809,714	6,753,384	-	7,563,098
Total Investments	$927,741,052	$6,753,384	$-	$934,494,436
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,122,722,944	$-	$-	$1,122,722,944
Money Market Funds	654,973	94,695,850	-	95,350,823
Total Investments	$1,123,377,917	$94,695,850	$-	$1,218,073,767